Leases - Leases as lessee (Details)	6 Months Ended
Mar. 31, 2026
Buildings
Disclosure of quantitative information about right-of-use assets [line items]
Average lease term	5 years
IT equipment
Disclosure of quantitative information about right-of-use assets [line items]
Average lease term	3 years